Note 12 - Long-term Incentive Plan - Stock Option Activity (Details) - $ / shares	1 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020
Outstanding outstanding (in shares)		688,000	688,000
Weighted average exercise price, options outstanding (in dollars per share)		$ 2.52	$ 2.52
Weighted average fair value at grant date, options outstanding (in dollars per share)		$ 1	$ 1
Options granted (in shares)
Weighted average exercise price, options granted (in dollars per share)
Options exercised (in shares)	(24,000)	(24,000)
Weighted average exercise price, options exercised (in dollars per share)		$ 1.83
Weighted average fair value at grant date, options exercised (in dollars per share)		$ 0.43
Options expired (in shares)		(420,000)
Weighted average exercise price, options expired (in dollars per share)		$ 2.48
Weighted average fair value at grant date, options expired (in dollars per share)		$ 1.02
Options cancelled or forfeited (in shares)
Weighted average exercise price, options cancelled or forfeited (in dollars per share)
Outstanding outstanding (in shares)	244,000	244,000	688,000
Weighted average fair value at grant date, options outstanding (in dollars per share)	$ 1.03	$ 1.03	$ 1
Options cancelled or forfeited (in shares)
Outstanding outstanding (in shares)	244,000	244,000	688,000	244,000
Weighted average exercise price, options outstanding (in dollars per share)	$ 2.66	$ 2.66	$ 2.52
Weighted average fair value at grant date, options outstanding (in dollars per share)	$ 1.03	$ 1.03	$ 1	$ 1.03
Options Vested (in shares)		226,000
Weighted average exercise price, options vested (in dollars per share)				$ 2.72
Weighted average fair value at grant date, options vested (in dollars per share)		$ 1.08
Options exercisable (in shares)				190,000
Weighted average exercise price, options exercisable (in dollars per share)				$ 2.89
Weighted average fair value at grant date, options exercisable (in dollars per share)				$ 1.20